SEGMENT REPORTING - SCHEDULE OF TOTAL ASSETS AND LIABILITIES BY REPORTABLE OPERATING SEGMENT (Details) - USD ($)	Dec. 31, 2024	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investment properties	$ 554,518,864		$ 514,172,281	$ 449,036,633	$ 428,275,741
Cash and cash equivalents	28,827,347	$ 1,121,150	35,242,363	14,988,112	$ 17,360,353
Due from affiliates	0		9,463,164
Lease and other receivables, net	2,641,772		3,557,988
Receivables from the sale of investment properties - short term	3,589,137		4,072,391
Prepaid construction costs	165,836		1,123,590
Prepaid income taxes	2,008,553		651,925
Other current assets	2,769,109		2,791,593
Tenant notes receivable - long term, net	1,748,616		6,002,315
Receivables from the sale of investment properties - long term	0		4,147,507
Restricted cash equivalents	5,835,117		2,681,110
Property and equipment, net	313,202		354,437
Deferred tax asset	241,967		1,345,859
Other non-current assets	4,360,058		5,218,787
TOTAL ASSETS	607,019,578		590,825,310
Total	265,885,799		269,854,235	$ 209,326,775
Accounts payable and accrued expenses	8,356,915		13,127,502
Income tax payable	2,764,352		2,024,865
Retainage payable	1,500,729		1,737,805
Security deposits – current portion	167,005		370,961
Lease liability – current portion	458,081		238,849
Other current liabilities	640,933		349,729
Deferred tax liability	40,141,510		37,451,338
Security deposits	2,440,371		1,790,554
Lease liability	12,972,016		2,936,555
Other non-current liabilities	890,449		0
Total liabilities	336,218,160		329,882,393
Reportable segments | Colombia
IfrsStatementLineItems [Line Items]
Investment properties	132,917,203		131,057,446
Total	38,430,114		47,654,090
Reportable segments | Peru
IfrsStatementLineItems [Line Items]
Investment properties	161,506,701		127,350,614
Total	56,414,221		61,260,237
Reportable segments | Costa Rica
IfrsStatementLineItems [Line Items]
Investment properties	260,094,960		255,764,221
Total	$ 171,041,464		$ 160,939,908